Summary of Significant Accounting - Schedule of Estimated Useful Lives of Principal Classes of Assets (Details)	12 Months Ended
Dec. 31, 2021
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Computer Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Leasehold Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	10 years